Revenue and Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Revenue and Segment Information [Abstract]
Schedule of Disaggregation of Revenue by Service Types	The summary of the Group’s disaggregation of revenue by service types for the year ended December 31, 2023 and 2024 are as follows:
	For the year ended December 31,
	2023	2024
	MYR	MYR	USD
Offering farm solutions
- from third parties	12,412,500	19,434,500	4,348,249
- from related parties	4,000,000	1,400,174	313,273
	16,412,500	20,834,674	4,661,522
Sales of fresh produce
- from third parties	585,553	19,993,366	4,473,289
- from related parties	1,473,219	32,842	7,348
	2,058,772	20,026,208	4,480,637

Total revenue	18,471,272	40,860,882	9,142,159

	For the year ended December 31,
	2023	2024
	MYR	MYR	USD
Timing of revenue recognition
- Point in time	18,371,272	37,460,882	8,381,448
- Over time	100,000	3,400,000	760,711
Revenue from contracts with customers	18,471,272	40,860,882	9,142,159

Schedule of Revenue from Major Customers	Revenue from major customers
	For the year ended December 31,
	2023		2024

Offering of farm solutions
Customer A	–	*	–	*
Customer B	34.7%		–	*
Customer C**	21.7%		–	*
Customer D	21.1%		–	*
Customer E	10.8%		–	*
Customer F	–	*	42.7%

Sales of fresh produce
Customer G***	–	*	19.5%
Customer H	–	*	–	*
Customer I	–	*	14.6%
Customer J	–	*	14.0%

*	The corresponding revenue did not contribute over 10.0% of the total revenue of the Group in the particular period.

**	Customer C is a related party of the Group.

***	Customer G was a related party of the Group during the year ended December 31, 2023. It ceased to be a related party of the Group in January 2024.